Annual Fund Operating Expenses - Russell Investments Alternatives Diversifier Fund	Oct. 20, 2026 [1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	2.93%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	2.68%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.